SHARE-BASED COMPENSATION (Details 9)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Investments, Debt and Equity Securities [Abstract]
Weighted Average Risk Free Annual Interest Rate	0.13%	2.20%
Weighted Average Expected Annual Dividend Yield	0.00%	0.00%
Weighted Average Expected Stock Price Volatility	92.06%	88.19%
Weighted Average Expected Life OF Warrants	1 year	1 year